Summary of Significant Accounting Policies - Reconciliation of Weighted Average Shares Outstanding (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Net Income Loss Per Common Share [Line Items]
Basic	22,026,631	22,013,299	22,025,690	22,013,299	22,013,401	22,013,299
Assumed exercise of warrants	155,718		155,718
Assumed exercise of stock options	448,845	241,965	448,845	241,868	286,224
Assumed exercise of convertible preferred stock
Diluted	22,631,194	22,255,264	22,630,253	22,255,167	22,299,625	22,013,299